Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Operations

1.    OPERATIONS

Organization

The Company was incorporated in Canada under the laws of the Canadian Business Corporations Act on August 8, 2003.

Exploration Stage Activities (Note 3)

The Company has been in the exploration stage since its formation and has not yet commenced its planned operations (mineral extraction). The Company is primarily engaged in the acquisition and exploration of mining properties in North America. In February, 2004, the Company entered into a Property Option Agreement to acquire an option on a mineral exploration property in British Columbia, Canada (Taylor Claims). The Property Option Agreement was amended in November, 2004, and on November 23, 2005 the Company chose to terminate the Property Option Agreement. During 2006, the Company entered into three separate Property Option Agreements to acquire an option on two properties in Arizona (Margarita and South Vulture) and one in British Columbia, Canada (GQ). On January 29, 2008, the Margarita property was assigned to a third party and on February 24, 2009, the Company chose to terminate the South Vulture Property Option Agreement. During 2009, the Company entered into a Property Option Agreement to acquire an option to purchase a property in British Columbia, Canada (Mammoth). On April 23, 2010, the Company chose to terminate the GQ Property Option Agreement.

Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business.

As shown in the accompanying financial statements, the Company has incurred cumulative losses of $1,043,586 for the period from August 8, 2003 (inception) to December 31, 2011 and has no source of revenue. The future of the Company is dependent upon its ability to obtain financing and upon future acquisition, exploration and development of profitable operations from mineral properties. Management has plans to seek additional capital through a private placement and public offering of its common stock. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We anticipate that we will require up to approximately $695,000 to fund exploration activities for the next twelve months. We expect to continue to finance exploration costs through the sale of equity. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.